Short-Term Debt - Schedule of Short Term Debt (Details) - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Total Short-term Notes Payable	$ 4,701,509	$ 7,501,509	$ 7,501,509	$ 5,458,847
Note Payable Two [Member]
Total Short-term Notes Payable	501,509	501,509	501,509	517,437
Note Payable Three [Member]
Total Short-term Notes Payable		2,800,000	2,800,000	2,800,000
Note Payable Four [Member]
Total Short-term Notes Payable				1,941,410
Note Payable Five [Member]
Total Short-term Notes Payable	$ 4,200,000	$ 4,200,000	4,200,000
Note Payable One [Member]
Total Short-term Notes Payable				$ 200,000